Stock-based Compensation Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Plans
Stock-based Compensation Plans

Prior to the merger on February 6, 2009, the Company granted equity awards, including stock awards, performance awards, stock options and restricted stock to officers and key employees of the Company under the Company’s Long-Term Incentive Plan (LTI Plan), approved by the shareholders in 2005.  Any shares awarded were either purchased on the open market or were a new issuance.  With the completion of the merger, all shares outstanding under the LTI Plan were fully vested and settled in cash to plan participants.  Puget Energy paid and recognized $14.5 million of merger expense in connection to the vesting of the LTI Plan shares.

Performance Share Grants
The Company generally awarded performance share grants annually under the LTI Plan to key employees which vested at the end of three years.  The number of shares awarded and the amount of expense recorded depended on Puget Energy’s performance as compared to other companies and service quality indices for customer service.  Compensation expense related to performance share grants was $9.6 million for 2009.

Performance shares activity from December 31, 2008 to February 5, 2009 was as follows:

Predecessor	Number of Shares	Weighted-Average Fair Value Per Share
Total at December 31, 2008:	244,390	$25.65
Granted	—	—
Vested	(244,390)	25.65
Forfeited	—	—
Performance Shares Outstanding at February 5, 2009:	—	$—

Plan participants meeting the Company’s stock ownership guidelines could elect to be paid up to 50.0% of the share award in cash.  The portion of the performance share grants that could be paid in cash was classified and accounted for as a liability.  As a result, the compensation expense of these liability awards was recognized over the performance period based on the fair value (i.e. cash value) of the award, and was periodically updated based on expected ultimate cash payout.  Compensation cost recognized during the performance period for the liability portion of the performance grants was based on the closing price of the Company’s common stock on the date of measurement and the number of months of service rendered during the period.  The equity portion was valued based on the closing price of the Company’s common stock on the grant date.  In connection with the completion of the merger in 2009, all performance shares vested and the Company paid and recognized $9.6 million recorded in merger and related costs for such shares.

Stock Options
In 2002, Puget Energy’s Board of Directors granted 40,000 stock options under the LTI Plan and an additional 260,000 options outside the LTI Plan (for a total of 300,000 non-qualified stock options) to the former President and Chief Executive Officer.  These options could be exercised at the grant date market price of $22.51 per share and vested annually over four and five years, respectively.  The fair value of the stock option award was estimated at $3.33 per share on the date of grant using the Black-Scholes option valuation model.  The options were cancelled at the time of the merger and $2.3 million was paid in cash to the former President and Chief Executive Officer based on the terms of the merger agreement.

Restricted Stock
Restricted stock activity for the year ended December 31, 2009 was as follows:

Predecessor	Number of Shares	Weighted-Average Fair Value Per Share
Restricted Stock Outstanding at December 31, 2008:	227,643	$24.64
Granted	—	—
Vested	(227,643)	24.64
Forfeited	—	—
Restricted Stock Outstanding at February 5, 2009:	—	$—

Compensation expense related to the restricted shares was $2.2 million for 2009.

Non-Employee Director Stock Plan
Prior to February 6, 2009, the Company had a non-employee director stock plan for all non-employee directors of Puget Energy and PSE.  An amended and restated plan was approved by shareholders in 2005.  Under the plan, non-employee directors received a portion of their quarterly retainer fees in Puget Energy stock except that 100.0% of quarterly retainers were paid in Puget Energy stock until the director held a number of shares equal in value to two years of their retainer fees.  Directors could choose to continue to receive their entire retainer in Puget Energy stock.  The compensation expense related to the director stock plan was $0.4 million in 2009.  The director stock plan was terminated on February 6, 2009 by action of the Board of Directors upon completion of the merger and outstanding shares thereunder were settled.